Business combinations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
The assets and liabilities arising from the acquisition [Abstract]
Cash and cash equivalents	R$ 2,899,060	R$ 1,829,097	R$ 1,794,362	R$ 1,640,065
Liabilities	41,867,408	33,487,196
Deferred income tax and social contribution	261,577	193,830	201,942
Amount paid on acquisition, net of cash acquired	31,313	R$ 0	R$ 43,367
Netpos Serviços de Informática S.A.
The assets and liabilities arising from the acquisition [Abstract]
Cash and cash equivalents	4,567
Accounts receivable	1,409
Taxes recoverable	26
Other assets	472
Liabilities	2,415
Other payables (Dividends)	(4,311)
Deferred income tax and social contribution	(8,408)
Softwares	22,208
Customer portfolio	1,367
Non-compete agreement	1,154
Net identified assets acquired	16,069
Goodwill	15,931
Net assets acquired	32,000
Cash consideration	32,000
Dividends paid	3,880
Cash and cash equivalents acquired	R$ (4,567)